Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2021 CNY (¥)
Future lease payments under operating leases
2022	¥ 5,779
2023	5,086
2024	4,465
2025	3,822
2026	3,366
Thereafter	18,215
Total	40,733
Less: imputed interest	(8,447)
Total operating lease liabilities (Note 19)	¥ 32,286